Merger - Business Acquisition, Unaudited Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combination, Separately Recognized Transactions [Line Items]
Net interest income after provision for loan losses									$ 54,502	$ 51,559	$ 46,192
Noninterest income									16,334	16,132	14,278
Net income	$ 3,981	$ 3,660	$ 3,596	$ 4,635	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 15,872	$ 17,217	$ 12,745
Basic	$ 0.36	$ 0.33	$ 0.32	$ 0.47	$ 0.39	$ 0.41	$ 0.61	$ 0.55	$ 1.48	$ 1.96	$ 1.43
Diluted	$ 0.30	$ 0.29	$ 0.29	$ 0.40	$ 0.33	$ 0.34	$ 0.47	$ 0.43	$ 1.28	$ 1.57	$ 1.17
Pro Forma [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Net interest income after provision for loan losses									$ 54,456	$ 51,389	$ 46,852
Noninterest income									16,334	16,132	14,699
Net income									$ 15,769	$ 16,949	$ 11,931
Basic									$ 1.47	$ 1.93	$ 1.32
Diluted									$ 1.28	$ 1.55	$ 1.09